Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 4,882	$ 5,129	$ 4,205	$ 10,011	$ 7,826
of which: variable compensation - financial advisors	1,335	1,409	1,291	2,744	2,558
Contractors	41	37	24	77	45
Social security	300	310	251	610	459
Post-employment benefit plans	220	257	159	477	346
Other personnel expenses	207	176	158	383	283
Total personnel expenses	$ 5,649	$ 5,910	$ 4,797	$ 11,559	$ 8,958